Earnings per share-Summary of earning per share (Details) - GBP (£) £ / shares in Units, £ in Thousands		12 Months Ended
	Jun. 21, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [line items]
Profit/(loss) attributable to equity holders of the parent		£ 12,725	£ (163,628)	£ (34,844)
Weighted average number of ordinary shares		527,818,648	338,953,141	89,424,476
Profit/(loss) per share – basic (£)		£ 0.02	£ (0.48)	£ (0.39)
Effect of dilutive ordinary shares		£ (38,523)
Numerator – Diluted earnings per share		£ (25,798)	£ (163,628)	£ (34,844)
Number of ordinary shares used for basic earnings per share		527,818,648	338,953,141	89,424,476
Weighted average effect of dilutive ordinary shares	1,071,042	27,457,163
Weighted average number of diluted ordinary shares outstanding		555,275,811	338,953,141	89,424,476
Loss per share – diluted (£)		£ (0.05)	£ (0.48)	£ (0.39)